Summary of Plant Property and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Land	$ 709	$ 763
Buildings and equipment	25,587	25,209
Central office and other network equipment	129,201	129,619
Cable, poles and conduit	44,290	54,797
Leasehold improvements	7,104	6,374
Work in progress	4,907	4,580
Furniture, vehicles and other	8,365	9,166
Plant, property and equipment	220,163	230,508
Less accumulated depreciation	136,622	140,561
Plant, property and equipment, net	$ 83,541	$ 89,947
Buildings and Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life (years)	15 years
Buildings and Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life (years)	45 years
Central Office and Other Network Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life (years)	3 years
Central Office and Other Network Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life (years)	50 years
Cable Poles and Conduit | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life (years)	11 years
Cable Poles and Conduit | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life (years)	50 years
Leasehold Improvements | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life (years)	5 years
Leasehold Improvements | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life (years)	20 years
Furniture Vehicles and Other | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life (years)	3 years
Furniture Vehicles and Other | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life (years)	20 years